Borrowings - Short-term Borrowings and Current Portion of Long-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 4,959,280	₩ 6,833,120
Current portion of debentures	5,999,937	5,082,874
Current borrowings and current portion of non-current borrowings	10,959,217	11,915,994
JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	69,160	197,718
HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	4,890,120	6,635,402
Foreign currency exchangable bonds [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ 1,756,691
Bottom of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	January, 2023
Maturity date	January, 2024
Interest rate (%)	3.65%
Bottom of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2022
Maturity date	January, 2024
Interest rate (%)	0.22%
Bottom of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2001
Maturity date	April, 2024
Interest rate (%)	0.25%
Bottom of range [member] | Current portion of long-term liabilities [member] | KB Securities co.,Ltd. and others [Member]
Disclosure of detailed information about borrowings [line items]
Issuance date	March, 2019
Maturity date	January, 2024
Interest rate (%)	1.51%
Top of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2023
Maturity date	December, 2024
Interest rate (%)	7.72%
Top of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2023
Maturity date	December, 2024
Interest rate (%)	49.69%
Top of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	March, 2023
Maturity date	December, 2024
Interest rate (%)	8.69%
Top of range [member] | Current portion of long-term liabilities [member] | KB Securities co.,Ltd. and others [Member]
Disclosure of detailed information about borrowings [line items]
Issuance date	October, 2021
Maturity date	October, 2024
Interest rate (%)	2.52%
Top of range [member] | Current portion of long-term liabilities [member] | Foreign currency exchangable bonds [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2021
Maturity date	September, 2026
Gross amount [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ 990,088	2,302,592
Gross amount [member] | KB Securities co.,Ltd. and others [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	3,255,375	2,782,049
Discount on debentures [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ (2,217)	₩ (1,767)